Intangible assets and goodwill (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	₩ 77,795,128	₩ 7,801,317	₩ 8,157,327	₩ 8,520,127
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	58,833	110,937	197,547	290,947
Band [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	4,153,250	4,422,650	4,692,050	4,961,450
Crypto Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	11,131,265
Contents IP [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	1,834,748
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	60,617,031	3,267,730	₩ 3,267,730	₩ 3,267,730
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	212,406,452	9,143,039
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	273,500	487,309
Gross carrying amount [member] | Band [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	5,388,000	5,388,000
Gross carrying amount [member] | Crypto Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	13,823,661
Gross carrying amount [member] | Contents IP [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	2,113,318
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	190,807,972	3,267,730
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	(1,727,987)	(1,341,722)
Accumulated Amortisation [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	(214,667)	(376,372)
Accumulated Amortisation [Member] | Band [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	(1,234,750)	(965,350)
Accumulated Amortisation [Member] | Crypto Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill
Accumulated Amortisation [Member] | Contents IP [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	(278,570)
Accumulated Amortisation [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	(132,883,337)
Accumulated impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill
Accumulated impairment [member] | Band [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill
Accumulated impairment [member] | Crypto Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	(2,692,396)
Accumulated impairment [member] | Contents IP [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill
Accumulated impairment [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	₩ (130,190,941)